Trade and other payables - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Trade and other payables.
Trade payables	$ 7,368	$ 7,208
Electricity accrual	2,150	4,091
Audit fee	722	597
Dividends due	415	2,487	$ 1,655	$ 2,522
Interest payable on Notes	4,030
Standard bank option premium payable		4,176
Other payables	2,751	784
Financial liabilities	17,436	19,343
Production and management bonus accrual - Blanket Mine	1,103	1,306
Other employee benefits - other	2,677	2,914
Leave pay	3,419	3,045
Bonus accrual	942	2,664
Tailings storage facility - accrual		130
Other accruals	2,072	2,851
Non-financial liabilities	10,213	12,910
Total	$ 27,649	$ 32,253